Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 — Summary of Significant Accounting Policies

Basis of Presentation

The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements of Becton, Dickinson and Company (the “Company”) have been prepared in accordance with U.S. generally accepted accounting principles. Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages and earnings per share amounts presented are calculated from the underlying amounts.

Principles of Consolidation

The consolidated financial statements include the Company’s accounts and those of its majority-owned subsidiaries after the elimination of intercompany transactions. The Company has no material interests in variable interest entities.

Cash Equivalents

Cash equivalents consist of all highly liquid investments with a maturity of three months or less at time of purchase.

Short-Term Investments

Short-term investments consist of time deposits with maturities greater than three months and less than one year when purchased.

Trade Receivables

The Company grants credit to customers in the normal course of business and the resulting trade receivables are stated at their net realizable value. The allowance for doubtful accounts represents the Company’s estimate of probable credit losses relating to trade receivables and is determined based on historical experience and other specific account data. Amounts are written off against the allowance for doubtful accounts when the Company determines that a customer account is uncollectible.

Inventories

Inventories are stated at the lower of first-in, first-out cost or market.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally provided on the straight-line basis over estimated useful lives, which range from 20 to 45 years for buildings, four to 13 years for machinery and equipment and one to 12 years for leasehold improvements. Depreciation and amortization expense was $369 million, $338 million and $321 million in fiscal years 2014, 2013 and 2012, respectively.

Goodwill and Other Intangible Assets

The Company’s unamortized intangible assets include goodwill and in-process research and development assets which arise from acquisitions. The Company currently reviews all indefinite-lived assets, including goodwill, for impairment using quantitative models. Goodwill is reviewed at least annually for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment, referred to as a component. The Company’s reporting units generally represent one level below reporting segments, and components within an operating segment that have similar economic characteristics are aggregated. Potential impairment of goodwill is identified by comparing the fair value of a reporting unit, estimated using an income approach, with its carrying value. The annual impairment review performed in fiscal year 2014 indicated that all identified reporting units’ fair values exceeded their respective carrying values.

The review for impairment of in-process research and development assets is performed by comparing the fair value of the technology or project assets, estimated using an income approach, with their carrying value. In-process research and development assets are considered indefinite-lived assets and are reviewed at least annually for impairment until projects are completed or abandoned. Certain trademarks that are considered to generate cash flows indefinitely are also considered to be indefinite-lived intangible assets and these assets are also reviewed at least annually for impairment.

Amortized intangible assets include core and developed technology assets which arise from acquisitions. These assets represent acquired intellectual property that is already technologically feasible upon the acquisition date or acquired in-process research and development assets that are completed subsequent to acquisition. Core and developed technology assets are generally amortized over periods ranging from 15 to 20 years, using the straight-line method. Other intangibles with finite useful lives, which include patents, are amortized over periods principally ranging from one to 40 years, using the straight-line method. Finite-lived intangible assets, including core and developed technology assets, are periodically reviewed when impairment indicators are present to assess recoverability from future operations using undiscounted cash flows. The carrying values of these finite-lived assets are compared to the undiscounted cash flows they are expected to generate and an impairment loss is recognized in operating results to the extent any finite-lived intangible asset’s carrying value exceeds its calculated fair value.

Capitalized Software

Capitalized software, including costs for software developed or obtained for internal use, is stated at cost, less accumulated amortization. Amortization expense is principally provided on the straight-line basis over estimated useful lives, which do not exceed 10 years. The current balance largely includes capital software investments related to a global enterprise resource planning initiative to upgrade the Company’s business information systems. Amortization for this project commenced in the third quarter of fiscal year 2012. Amortization expense related to capitalized software was $41 million, $38 million and $36 million for 2014, 2013 and 2012, respectively.

Foreign Currency Translation

Generally, foreign subsidiaries’ functional currency is the local currency of operations and the net assets of foreign operations are translated into U.S. dollars using current exchange rates. The U.S. dollar results that arise from such translation, as well as exchange gains and losses on intercompany balances of a long-term investment nature, are included in the foreign currency translation adjustments in Accumulated other comprehensive (loss) income.

Revenue Recognition

Revenue from product sales is typically recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; product price is fixed or determinable; collection of the resulting receivable is reasonably assured. Certain instrument sales arrangements contain multiple deliverables and revenue is recognized upon the completion of each deliverable based on its relative selling price.

The Company’s domestic businesses sell products primarily to distributors that resell the products to end-user customers. Rebates are provided to distributors that sell to end-user customers at prices determined under a contract between the Company and the end-user customer. Provisions for rebates, as well as sales discounts and returns, are based upon estimates and are accounted for as a reduction of revenues when revenue is recognized.

Shipping and Handling Costs

Shipping and handling costs are included in Selling and administrative expense. Shipping expense was $299 million, $285 million and $281 million in 2014, 2013 and 2012, respectively.

Derivative Financial Instruments

All derivatives are recorded in the balance sheet at fair value and changes in fair value are recognized currently in earnings unless specific hedge accounting criteria are met.

From time to time, derivative financial instruments are utilized by the Company in the management of its foreign currency, interest rate and commodity price exposures. The Company periodically purchases forward contracts and options to hedge certain forecasted transactions that are denominated in foreign currencies in order to partially protect against a reduction in the value of future earnings resulting from adverse foreign exchange rate movements. The Company also periodically utilizes interest rate swaps to maintain a balance between fixed and floating rate instruments. Additionally, the Company periodically manages price risks associated with resin purchase costs through commodity derivative forward contracts. The Company does not enter into derivative financial instruments for trading or speculative purposes.

Any deferred gains or losses associated with derivative instruments are recognized in income in the period in which the underlying hedged transaction is recognized. In the event a designated hedged item is sold, extinguished or matures prior to the termination of the related derivative instrument, such instrument would be closed and the resultant gain or loss would be recognized in income.

Income Taxes

United States income taxes are not provided on undistributed earnings of foreign subsidiaries where such undistributed earnings are indefinitely reinvested outside the United States. Deferred taxes are provided for earnings of foreign subsidiaries when those earnings are not considered indefinitely reinvested. Income taxes are provided and tax credits are recognized based on tax laws enacted at the dates of the financial statements.

The Company conducts business and files tax returns in numerous countries and currently has tax audits in progress in a number of tax jurisdictions. In evaluating the exposure associated with various tax filing positions, the Company records accruals for uncertain tax positions, based on the technical support for the positions, past audit experience with similar situations, and the potential interest and penalties related to the matters.

The Company maintains valuation allowances where it is more likely than not that all or a portion of a deferred tax asset will not be realized. Changes in valuation allowances are included in the tax provision in the period of change. In determining whether a valuation allowance is warranted, management evaluates factors such as prior earnings history, expected future earnings, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of the realization of a deferred tax asset.

Earnings per Share

Basic earnings per share are computed based on the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions. These estimates or assumptions affect reported assets, liabilities, revenues and expenses as reflected in the consolidated financial statements. Actual results could differ from these estimates.

Share-Based Compensation

The Company recognizes the fair value of share-based compensation in net income. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period.